Note 24 - Operating Segments (Tables)	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
For the nine months ended September 30, 2024	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	132,850	–	2,653	–	–	–	135,503
Inter-segmental revenue	–	12,155	–	–	(12,155)	–	–
Royalty	(6,698)	–	(133)	–	–	–	(6,831)
Production costs	(57,696)	(11,009)	(2,485)	–	10,698	(13)	(60,505)
Depreciation	(12,692)	(102)	–	–	721	(33)	(12,106)
Net foreign exchange (loss) gain	(8,353)	245	(64)	–	(65)	(1,045)	(9,282)
Administrative expenses	(698)	(2,577)	(30)	(7)	7	(6,924)	(10,229)
Net derivative financial instrument expense	–	–	–	–	–	(496)	(496)
Equity-settled share-based expense	–	–	–	–	–	(785)	(785)
Cash-settled share-based expense	–	–	–	–	–	(479)	(479)
Other expenses	(3,908)	–	(170)	–	–	–	(4,078)
Other income	160	1	1	–	(8)	211	365
Management fee	(2,373)	2,373	–	–	–	–	–
Finance income	–	467	–	–	(1,770)	1,319	16
Finance cost	(2,579)	(5)	(296)	(82)	1,768	(1,166)	(2,360)
Profit (loss) before tax	38,013	1,548	(524)	(89)	(804)	(9,411)	28,733
Tax expense	(11,361)	(459)	(5)	–	20	(476)	(12,281)
Profit (loss) after tax	26,652	1,089	(529)	(89)	(784)	(9,887)	16,452
As at September 30, 2024	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Non-Current (excluding intercompany)	192,327	1,001	–	95,042	(5,246)	(3,321)	279,803
Current (excluding intercompany, including Assets held for sale)	53,973	4,162	–	957	(1,714)	2,479	59,857
Expenditure on evaluation and exploration assets (note 12)	–	–	–	2,457	–	–	2,457
Expenditure on property, plant and equipment (note 13)	16,573	220	–	–	(673)	2	16,122
Assets held for sale (note 18)	13,483	–	–	–	–	–	13,483
Intercompany balances	47,079	19,783	436	–	(194,207)	126,909	–
As at September 30, 2024	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment liabilities:
Current (excluding intercompany)	(33,403)	(3,089)	–	(2,202)	–	(2,795)	(41,489)
Non-current (excluding intercompany)	(20,707)	–	–	(5,033)	24	(591)	(26,307)
Intercompany balances	(16,310)	(36,719)	–	(75,077)	194,207	(66,101)	–
For the nine months ended September 30, 2023	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	103,151	–	4,502	–	–	–	107,653
Inter-segmental revenue	–	11,072	–	–	(11,072)	–	–
Royalty	(5,424)	–	(226)	–	–	–	(5,650)
Production costs	(49,696)	(10,668)	(10,825)	–	10,161	–	(61,028)
Depreciation	(10,642)	(105)	(21)	–	750	(31)	(10,049)
Net foreign exchange (loss) gain	(3,069)	(154)	(89)	–	(35)	1,013	(2,334)
Administrative expenses	(124)	(2,444)	(2,068)	–	7	(7,261)	(11,890)
Net derivative financial instrument expense	–	–	–	–	–	(590)	(590)
Equity-settled share-based expense	–	–	–	–	–	(564)	(564)
Cash-settled share-based expense	–	–	–	–	434	(732)	(298)
Other expenses	(1,935)	–	(865)	–	–	–	(2,800)
Other income	94	22	–	–	–	11	127
Management fee	(2,479)	2,479	–	–	–	–	–
Finance income	–	30	–	–	–	–	30
Finance cost	(2,561)	326	(1)	–	2	(128)	(2,362)
Profit (loss) before tax	27,315	558	(9,593)	–	247	(8,282)	10,245
Tax expense	(7,869)	(251)	(89)	–	(43)	(300)	(8,552)
Profit (loss) after tax	19,446	307	(9,682)	–	204	(8,582)	1,693
As at September 30, 2023	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Non-Current (excluding intercompany)	182,522	926	–	88,722	(5,276)	(1,081)	265,813
Current (excluding intercompany)	48,300	2,999	–	463	(1,709)	4,471	54,524
Expenditure on evaluation and exploration assets	–	–	–	75,252	–	–	75,252
Expenditure on property, plant and equipment	30,701	248	872	–	(2,222)	(11,438)	18,161
Assets held for sale	13,397	–	–	–	–	–	13,397
Intercompany balances	43,146	15,323	(114)	–	(142,366)	84,011	–
As at September 30, 2023	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment liabilities:
Current (excluding intercompany)	(29,723)	(2,130)	–	365	–	(4,278)	(35,766)
Non-current (excluding intercompany)	(12,153)	(17)	–	(5,755)	(7)	(279)	(18,211)
Intercompany balances	(23,859)	(34,402)	–	(6,884)	142,366	(77,221)	–